Fixed Assets - Advances for vessels under construction - related party (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2016 USD ($)
Property Plant And Equipment [Line Items]
Balance as at beginning of period	$ 18,172
Balance as at end of period	0
Related party
Property Plant And Equipment [Line Items]
Balance as at beginning of period	18,172
Transfer to vessels	(18,172)
Balance as at end of period	$ 0